Related Party Transactions (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares
Related Party Transactions (Details) [Line Items]
Founder shares	22,388,976		21,888,976	13,303,795
Continue to be outstanding	2 years		2 years
Record research and development expenses (in Dollars) | $	$ 3,236,000	$ 3,599,000	$ 15,668,000	$ 16,746,000
Convertible bridge warrants described	7,334
Convertible Bridge Loan Warrants [Member]
Related Party Transactions (Details) [Line Items]
Convertible bridge warrants described	1,250,000
Related Party [Member]
Related Party Transactions (Details) [Line Items]
Amounts payable remained outstanding (in Dollars) | $			$ 688,000	81,000
Related Party [Member] | Convertible Debt [Member] | Convertible Bridge Loan Warrants [Member]
Related Party Transactions (Details) [Line Items]
Convertible bridge warrants described	400,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Shares held	4,290,375
Amended And Restated Sponsor Support Lockup Agreement [Member] | Related Party [Member] | Graf Acquisition Partners IV LLC [Member]
Related Party Transactions (Details) [Line Items]
Founder shares			4,290,375
Forfeited shares	1,773,631		1,773,631
Restricted shares	1,173,631		1,173,631
Remaining shares	1,343,113		1,343,113
Amended And Restated Sponsor Support Lockup Agreement [Member] | Related Party [Member] | Deferred Founder Shares [Member] | Graf Acquisition Partners IV LLC [Member]
Related Party Transactions (Details) [Line Items]
Vesting period	5 years		5 years
Amended And Restated Sponsor Support Lockup Agreement [Member] | Related Party [Member] | Deferred Founder Shares [Member] | Graf Acquisition Partners IV LLC [Member] | Tranche One [Member]
Related Party Transactions (Details) [Line Items]
Common stock equal (in Dollars per share) | $ / shares	$ 14		$ 14
Trading days	20		20
Consecutive trading-day period	30		30
Deferred founder shares	873,631		873,631
Amended And Restated Sponsor Support Lockup Agreement [Member] | Related Party [Member] | Deferred Founder Shares [Member] | Graf Acquisition Partners IV LLC [Member] | Tranche Two [Member]
Related Party Transactions (Details) [Line Items]
Common stock equal (in Dollars per share) | $ / shares	$ 20		$ 20
Trading days	20		20
Consecutive trading-day period	30		30
Deferred founder shares	300,000		300,000
Advisory And Research Services [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Record research and development expenses (in Dollars) | $			$ 0	400,000
Amounts payable remained outstanding (in Dollars) | $			0	100,000
Purchases Of Laboratory Supplies [Member] | Related Party [Member]
Related Party Transactions (Details) [Line Items]
Record research and development expenses (in Dollars) | $	$ 0	$ 0	600,000	100,000
Amounts payable remained outstanding (in Dollars) | $			600,000	$ 100,000
Amounts payable remained outstanding (in Dollars) | $	$ 0		$ 600,000